Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	ROYCE CAPITAL FUND
Entity Central Index Key	0001006387
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 28, 2023
Document Effective Date	May 01, 2023
Prospectus Date	May 01, 2023
Royce Capital Fund - Micro-Cap Portfolio | Investment Class
Prospectus:
Trading Symbol	RCMCX
Royce Capital Fund - Micro-Cap Portfolio | Service Class
Prospectus:
Trading Symbol	RCMSX
Royce Capital Fund - Small-Cap Portfolio | Investment Class
Prospectus:
Trading Symbol	RCPFX
Royce Capital Fund - Small-Cap Portfolio | Service Class
Prospectus:
Trading Symbol	RCSSX